Authorization And Basis Of Preparation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 11, 2021 Exchange_Rate
Disclosure Of Basis Of Preparation [Line Items]
Employee benefits provision	35.00%	37.00%
Exchange rate for the settlement of obligation	19.9487		19.9223
U.S [member]
Disclosure Of Basis Of Preparation [Line Items]
Exchange rate for the settlement of obligation	19.9487	18.8452